GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2022
GEOGRAPHICAL INFORMATION
GEOGRAPHICAL INFORMATION

18) GEOGRAPHICAL INFORMATION

As at and for the year ended December 31, 2022 ($ thousands)	U.S.	Canada	Total
Crude oil and natural gas sales	$2,205,876	$147,498	$2,353,374
Depletion, depreciation and accretion	286,438	22,929	309,367
Property, plant and equipment	1,329,545	4,044	1,333,589
Deferred income tax asset	—	154,998	154,998
Deferred income tax liability	55,361	—	55,361

As at and for the year ended December 31, 2021 ($ thousands)	U.S.	Canada	Total
Crude oil and natural gas sales	$1,355,255	$127,320	$1,482,575
Depletion, depreciation and accretion	246,949	24,387	271,336
Property, plant and equipment	1,179,070	88,322	1,267,392
Deferred income tax asset	162,582	218,276	380,858

As at and for the year ended December 31, 2020 ($ thousands)	U.S.	Canada	Total
Crude oil and natural gas sales	$480,822	$72,917	$553,739
Depletion, depreciation and accretion	183,226	34,892	218,118
Property, plant and equipment	375,634	88,167	463,801
Deferred income tax asset	311,502	165,512	477,014